Statement of Stockholders Equity - USD ($)	Warrant Exercisable At $375.00 Per Share [Member] Preferred Stock [Member]	Warrant Exercisable At $375.00 Per Share [Member] Common Stock [Member]	Warrant Exercisable At $375.00 Per Share [Member] Additional Paid-in Capital [Member]	Warrant Exercisable At $375.00 Per Share [Member] Retained Earnings [Member]	Warrant Exercisable At $375.00 Per Share [Member]	Option Exercisable at $31.25 [Member] Preferred Stock [Member]	Option Exercisable at $31.25 [Member] Common Stock [Member]	Option Exercisable at $31.25 [Member] Additional Paid-in Capital [Member]	Option Exercisable at $31.25 [Member] Retained Earnings [Member]	Option Exercisable at $31.25 [Member]	Shares Issued at $515.75 [Member] Preferred Stock [Member]	Shares Issued at $515.75 [Member] Common Stock [Member]	Shares Issued at $515.75 [Member] Additional Paid-in Capital [Member]	Shares Issued at $515.75 [Member] Retained Earnings [Member]	Shares Issued at $515.75 [Member]	Warrant Exercisable at $318.75 [Member] Preferred Stock [Member]	Warrant Exercisable at $318.75 [Member] Common Stock [Member]	Warrant Exercisable at $318.75 [Member] Additional Paid-in Capital [Member]	Warrant Exercisable at $318.75 [Member] Retained Earnings [Member]	Warrant Exercisable at $318.75 [Member]	Option Exercisable at $131.25 [Member] Preferred Stock [Member]	Option Exercisable at $131.25 [Member] Common Stock [Member]	Option Exercisable at $131.25 [Member] Additional Paid-in Capital [Member]	Option Exercisable at $131.25 [Member] Retained Earnings [Member]	Option Exercisable at $131.25 [Member]	Warrant Exercisable at $18.75 [Member] Preferred Stock [Member]	Warrant Exercisable at $18.75 [Member] Common Stock [Member]	Warrant Exercisable at $18.75 [Member] Additional Paid-in Capital [Member]	Warrant Exercisable at $18.75 [Member] Retained Earnings [Member]	Warrant Exercisable at $18.75 [Member]	Warrant Exercisable at $337.50 [Member] Preferred Stock [Member]	Warrant Exercisable at $337.50 [Member] Common Stock [Member]	Warrant Exercisable at $337.50 [Member] Additional Paid-in Capital [Member]	Warrant Exercisable at $337.50 [Member] Retained Earnings [Member]	Warrant Exercisable at $337.50 [Member]	Shares Issued at $468.75 [Member] Preferred Stock [Member]	Shares Issued at $468.75 [Member] Common Stock [Member]	Shares Issued at $468.75 [Member] Additional Paid-in Capital [Member]	Shares Issued at $468.75 [Member] Retained Earnings [Member]	Shares Issued at $468.75 [Member]	Warrant Exercisable at $187.50 [Member] Preferred Stock [Member]	Warrant Exercisable at $187.50 [Member] Common Stock [Member]	Warrant Exercisable at $187.50 [Member] Additional Paid-in Capital [Member]	Warrant Exercisable at $187.50 [Member] Retained Earnings [Member]	Warrant Exercisable at $187.50 [Member]	Warrant Exercisable at $140.75 [Member] Preferred Stock [Member]	Warrant Exercisable at $140.75 [Member] Common Stock [Member]	Warrant Exercisable at $140.75 [Member] Additional Paid-in Capital [Member]	Warrant Exercisable at $140.75 [Member] Retained Earnings [Member]	Warrant Exercisable at $140.75 [Member]	Warrant Exercisable at $318.75 2 [Member] Preferred Stock [Member]	Warrant Exercisable at $318.75 2 [Member] Common Stock [Member]	Warrant Exercisable at $318.75 2 [Member] Additional Paid-in Capital [Member]	Warrant Exercisable at $318.75 2 [Member] Retained Earnings [Member]	Warrant Exercisable at $318.75 2 [Member]	Shares Issued at $487.50 [Member] Preferred Stock [Member]	Shares Issued at $487.50 [Member] Common Stock [Member]	Shares Issued at $487.50 [Member] Additional Paid-in Capital [Member]	Shares Issued at $487.50 [Member] Retained Earnings [Member]	Shares Issued at $487.50 [Member]	Warrant Exercisable at $281.25 [Member] Preferred Stock [Member]	Warrant Exercisable at $281.25 [Member] Common Stock [Member]	Warrant Exercisable at $281.25 [Member] Additional Paid-in Capital [Member]	Warrant Exercisable at $281.25 [Member] Retained Earnings [Member]	Warrant Exercisable at $281.25 [Member]	Shares Issued at $281.25 [Member] Preferred Stock [Member]	Shares Issued at $281.25 [Member] Common Stock [Member]	Shares Issued at $281.25 [Member] Additional Paid-in Capital [Member]	Shares Issued at $281.25 [Member] Retained Earnings [Member]	Shares Issued at $281.25 [Member]	Shares Issued at $468.75 2 [Member] Preferred Stock [Member]	Shares Issued at $468.75 2 [Member] Common Stock [Member]	Shares Issued at $468.75 2 [Member] Additional Paid-in Capital [Member]	Shares Issued at $468.75 2 [Member] Retained Earnings [Member]	Shares Issued at $468.75 2 [Member]	Warrant Exercisable at $337.50 2 [Member] Preferred Stock [Member]	Warrant Exercisable at $337.50 2 [Member] Common Stock [Member]	Warrant Exercisable at $337.50 2 [Member] Additional Paid-in Capital [Member]	Warrant Exercisable at $337.50 2 [Member] Retained Earnings [Member]	Warrant Exercisable at $337.50 2 [Member]	Shares Issued at $487.50 2 [Member] Preferred Stock [Member]	Shares Issued at $487.50 2 [Member] Common Stock [Member]	Shares Issued at $487.50 2 [Member] Additional Paid-in Capital [Member]	Shares Issued at $487.50 2 [Member] Retained Earnings [Member]	Shares Issued at $487.50 2 [Member]	Warrant Exercisable at $243.75 [Member] Preferred Stock [Member]	Warrant Exercisable at $243.75 [Member] Common Stock [Member]	Warrant Exercisable at $243.75 [Member] Additional Paid-in Capital [Member]	Warrant Exercisable at $243.75 [Member] Retained Earnings [Member]	Warrant Exercisable at $243.75 [Member]	Warrant Exercisable at $140.75 2 [Member] Preferred Stock [Member]	Warrant Exercisable at $140.75 2 [Member] Common Stock [Member]	Warrant Exercisable at $140.75 2 [Member] Additional Paid-in Capital [Member]	Warrant Exercisable at $140.75 2 [Member] Retained Earnings [Member]	Warrant Exercisable at $140.75 2 [Member]	Option Exercisable at $131.25 2 [Member] Preferred Stock [Member]	Option Exercisable at $131.25 2 [Member] Common Stock [Member]	Option Exercisable at $131.25 2 [Member] Additional Paid-in Capital [Member]	Option Exercisable at $131.25 2 [Member] Retained Earnings [Member]	Option Exercisable at $131.25 2 [Member]	Note Conversion at $167.00 [Member] Preferred Stock [Member]	Note Conversion at $167.00 [Member] Common Stock [Member]	Note Conversion at $167.00 [Member] Additional Paid-in Capital [Member]	Note Conversion at $167.00 [Member] Retained Earnings [Member]	Note Conversion at $167.00 [Member]	Note Conversion at $167.00 2 [Member] Preferred Stock [Member]	Note Conversion at $167.00 2 [Member] Common Stock [Member]	Note Conversion at $167.00 2 [Member] Additional Paid-in Capital [Member]	Note Conversion at $167.00 2 [Member] Retained Earnings [Member]	Note Conversion at $167.00 2 [Member]	Note Conversion at $146.25 [Member] Preferred Stock [Member]	Note Conversion at $146.25 [Member] Common Stock [Member]	Note Conversion at $146.25 [Member] Additional Paid-in Capital [Member]	Note Conversion at $146.25 [Member] Retained Earnings [Member]	Note Conversion at $146.25 [Member]	Note Conversion at $125.75 [Member] Preferred Stock [Member]	Note Conversion at $125.75 [Member] Common Stock [Member]	Note Conversion at $125.75 [Member] Additional Paid-in Capital [Member]	Note Conversion at $125.75 [Member] Retained Earnings [Member]	Note Conversion at $125.75 [Member]	Shares Issued at $487.50 3 [Member] Preferred Stock [Member]	Shares Issued at $487.50 3 [Member] Common Stock [Member]	Shares Issued at $487.50 3 [Member] Additional Paid-in Capital [Member]	Shares Issued at $487.50 3 [Member] Retained Earnings [Member]	Shares Issued at $487.50 3 [Member]	Note Conversion at $128.50 [Member] Preferred Stock [Member]	Note Conversion at $128.50 [Member] Common Stock [Member]	Note Conversion at $128.50 [Member] Additional Paid-in Capital [Member]	Note Conversion at $128.50 [Member] Retained Earnings [Member]	Note Conversion at $128.50 [Member]	Note Conversion at $125.00 [Member] Preferred Stock [Member]	Note Conversion at $125.00 [Member] Common Stock [Member]	Note Conversion at $125.00 [Member] Additional Paid-in Capital [Member]	Note Conversion at $125.00 [Member] Retained Earnings [Member]	Note Conversion at $125.00 [Member]	Note Conversion at $131.50 [Member] Preferred Stock [Member]	Note Conversion at $131.50 [Member] Common Stock [Member]	Note Conversion at $131.50 [Member] Additional Paid-in Capital [Member]	Note Conversion at $131.50 [Member] Retained Earnings [Member]	Note Conversion at $131.50 [Member]	Note Conversion at $131.50 2 [Member] Preferred Stock [Member]	Note Conversion at $131.50 2 [Member] Common Stock [Member]	Note Conversion at $131.50 2 [Member] Additional Paid-in Capital [Member]	Note Conversion at $131.50 2 [Member] Retained Earnings [Member]	Note Conversion at $131.50 2 [Member]	Note Conversion at $148.75 [Member] Preferred Stock [Member]	Note Conversion at $148.75 [Member] Common Stock [Member]	Note Conversion at $148.75 [Member] Additional Paid-in Capital [Member]	Note Conversion at $148.75 [Member] Retained Earnings [Member]	Note Conversion at $148.75 [Member]	Note Conversion at $126.25 [Member] Preferred Stock [Member]	Note Conversion at $126.25 [Member] Common Stock [Member]	Note Conversion at $126.25 [Member] Additional Paid-in Capital [Member]	Note Conversion at $126.25 [Member] Retained Earnings [Member]	Note Conversion at $126.25 [Member]	Shares Issued at $487.50 4 [Member] Preferred Stock [Member]	Shares Issued at $487.50 4 [Member] Common Stock [Member]	Shares Issued at $487.50 4 [Member] Additional Paid-in Capital [Member]	Shares Issued at $487.50 4 [Member] Retained Earnings [Member]	Shares Issued at $487.50 4 [Member]	Shares Issued at $243.75 [Member] Preferred Stock [Member]	Shares Issued at $243.75 [Member] Common Stock [Member]	Shares Issued at $243.75 [Member] Additional Paid-in Capital [Member]	Shares Issued at $243.75 [Member] Retained Earnings [Member]	Shares Issued at $243.75 [Member]	Note Conversion at $72.50 [Member] Preferred Stock [Member]	Note Conversion at $72.50 [Member] Common Stock [Member]	Note Conversion at $72.50 [Member] Additional Paid-in Capital [Member]	Note Conversion at $72.50 [Member] Retained Earnings [Member]	Note Conversion at $72.50 [Member]	Note Conversion at $74.00 [Member] Preferred Stock [Member]	Note Conversion at $74.00 [Member] Common Stock [Member]	Note Conversion at $74.00 [Member] Additional Paid-in Capital [Member]	Note Conversion at $74.00 [Member] Retained Earnings [Member]	Note Conversion at $74.00 [Member]	Note Conversion at $72.75 [Member] Preferred Stock [Member]	Note Conversion at $72.75 [Member] Common Stock [Member]	Note Conversion at $72.75 [Member] Additional Paid-in Capital [Member]	Note Conversion at $72.75 [Member] Retained Earnings [Member]	Note Conversion at $72.75 [Member]	Note Conversion at $69.25 [Member] Preferred Stock [Member]	Note Conversion at $69.25 [Member] Common Stock [Member]	Note Conversion at $69.25 [Member] Additional Paid-in Capital [Member]	Note Conversion at $69.25 [Member] Retained Earnings [Member]	Note Conversion at $69.25 [Member]	Note Conversion at $56.25 [Member] Preferred Stock [Member]	Note Conversion at $56.25 [Member] Common Stock [Member]	Note Conversion at $56.25 [Member] Additional Paid-in Capital [Member]	Note Conversion at $56.25 [Member] Retained Earnings [Member]	Note Conversion at $56.25 [Member]	Note Conversion at $50.00 [Member] Preferred Stock [Member]	Note Conversion at $50.00 [Member] Common Stock [Member]	Note Conversion at $50.00 [Member] Additional Paid-in Capital [Member]	Note Conversion at $50.00 [Member] Retained Earnings [Member]	Note Conversion at $50.00 [Member]	Note Conversion at $56.82 [Member] Preferred Stock [Member]	Note Conversion at $56.82 [Member] Common Stock [Member]	Note Conversion at $56.82 [Member] Additional Paid-in Capital [Member]	Note Conversion at $56.82 [Member] Retained Earnings [Member]	Note Conversion at $56.82 [Member]	Note Conversion at $50.45 [Member] Preferred Stock [Member]	Note Conversion at $50.45 [Member] Common Stock [Member]	Note Conversion at $50.45 [Member] Additional Paid-in Capital [Member]	Note Conversion at $50.45 [Member] Retained Earnings [Member]	Note Conversion at $50.45 [Member]	Note Conversion at $48.10 [Member] Preferred Stock [Member]	Note Conversion at $48.10 [Member] Common Stock [Member]	Note Conversion at $48.10 [Member] Additional Paid-in Capital [Member]	Note Conversion at $48.10 [Member] Retained Earnings [Member]	Note Conversion at $48.10 [Member]	Note Conversion at $46.45 [Member] Preferred Stock [Member]	Note Conversion at $46.45 [Member] Common Stock [Member]	Note Conversion at $46.45 [Member] Additional Paid-in Capital [Member]	Note Conversion at $46.45 [Member] Retained Earnings [Member]	Note Conversion at $46.45 [Member]	Shares Issued at $243.75 3 [Member] Preferred Stock [Member]	Shares Issued at $243.75 3 [Member] Common Stock [Member]	Shares Issued at $243.75 3 [Member] Additional Paid-in Capital [Member]	Shares Issued at $243.75 3 [Member] Retained Earnings [Member]	Shares Issued at $243.75 3 [Member]	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2013																																																																																																																																																																																																																														$ 1,173	$ 25,477,788	$ (28,697,415)	$ (3,218,454)
Balance (in shares) at Dec. 31, 2013																																																																																																																																																																																																																														117,300
Series A warrant exercise		$ 1	$ 1,295		$ 1,296												$ 1	$ 2,492		$ 2,493							$ 1	$ 1,629		$ 1,630		$ 1	$ 35,999		$ 36,000							$ 2	$ 3,603		$ 3,605		$ 1	$ 2,332		$ 2,333		$ 0	$ 224		$ 224							$ 3	$ 52,497		$ 52,500												$ 1	$ 2,793		$ 2,794							$ 1	$ 1,057		$ 1,058		$ 4	$ 62,496		$ 62,500
Series A warrant exercise (in shares)		69															133										87					107										192					124					12										311															149										56					444
Shares issued for two options exercised at $65.75 per share							$ 2	$ 5,428		$ 5,430												$ 0	$ 1,400		$ 1,400																																																																								$ 0	$ 1,750		$ 1,750
Shares issued for two options exercised at $65.75 per share (in shares)							173															11																																																																											13
Shares Issued												$ 1	$ 41,249		$ 41,250																						$ 1	$ 24,999		$ 25,000																											$ 1	$ 23,999		$ 24,000		$ 1	$ 24,999		$ 25,000
Shares Issued (in shares)												80																									53																														85					53
Reduction in escrow account per settlement agreement																																																																																																																																																																																																																														$ (2)	(3,331)		(3,333)
Reduction in escrow account per settlement agreement (in shares)																																																																																																																																																																																																																														(178)
Shares issued to 16 shareholders of Series A Convertible Preferred Stock Adjustment as converted to common shares at $243.75 per share																																																									$ 0	$ 18,919	$ (18,919)																							$ 1	$ 30,399	$ (30,400)																																						$ 1	$ 30,400	$ (30,401)																																	$ 1	$ 30,400	$ (30,402)	$ (1)
Shares issued to 16 shareholders of Series A Convertible Preferred Stock Adjustment as converted to common shares at $243.75 per share (in shares)																																																									39																									62																																								62																																			62
Vesting Expense																																																																																																																																																																																																																															705,434		705,434
Options issued as part of employee bonus																																																																																																																																																																																																																															694,500		694,500
Shares issued in public offering; net																																																																																																																																																																																																																													206		2,054,795		2,055,001
Value of equity instruments issued with debt																																																																																																																																																																																																																															313,175		313,175
Shares issued for a note conversion																																																																																																						$ 1	$ 19,999		$ 20,000		$ 1	$ 19,999		$ 20,000		$ 1	$ 19,999		$ 20,000		$ 2	$ 19,998		$ 20,000							$ 2	$ 19,998		$ 20,000		$ 2	$ 19,998		$ 20,000		$ 2	$ 19,998		$ 20,000		$ 2	$ 29,998		$ 30,000		$ 2	$ 29,998		$ 30,000		$ 22	$ 280,594		$ 280,616
Shares issued for a note conversion (in shares)																																																																																																						121					121					137					156										156					160					152					228					202					2,223
Shares issued into an escrow account per settlement agreement																																																																																																																																																																																																																														$ 5	132		137
Shares issued into an escrow account per settlement agreement (in shares)																																																																																																																																																																																																																														548
Shares adjusted for rounding per reverse stock split																																																																																																																																																																																																																														$ 0	3		3
Shares adjusted for rounding per reverse stock split (in shares)																																																																																																																																																																																																																														8
Net loss																																																																																																																																																																																																																																(6,833,568)	(6,833,568)
Balance at Dec. 31, 2014																																																																																																																																																																																																																													206	$ 1,237	30,123,435	(35,641,105)	(5,516,227)
Balance (in shares) at Dec. 31, 2014																																																																																																																																																																																																																														123,711
Series A warrant exercise																																																																																																																																																																																																																														$ 1	9,899		9,900
Series A warrant exercise (in shares)																																																																																																																																																																																																																														120
Reduction in escrow account per settlement agreement																																																																																																																																																																																																																														$ (4)	(6,663)		(6,667)
Reduction in escrow account per settlement agreement (in shares)																																																																																																																																																																																																																														356
Shares issued to 16 shareholders of Series A Convertible Preferred Stock Adjustment as converted to common shares at $243.75 per share																																																																																																																																																																		$ 1	$ (1)																																																						$ 1	$ 30,401	$ (30,401)	$ 1
Shares issued to 16 shareholders of Series A Convertible Preferred Stock Adjustment as converted to common shares at $243.75 per share (in shares)																																																																																																																																																																		125																																																							125
Vesting Expense																																																																																																																																																																																																																															871,877		871,877
Shares issued in public offering; net																																																																																																																																																																																																																													16,667	667	13,043,546		13,060,880
Shares issued for a note conversion																																																																																																																																																																							$ 1	$ 9,999		$ 10,000		$ 3	$ 19,997		$ 20,000		$ 4	$ 29,996		$ 30,000		$ 5	$ 33,473		$ 33,478		$ 6	$ 34,994		$ 35,000		$ 14	$ 69,986		$ 70,000		$ 35	$ 199,965		$ 200,000		$ 6	$ 29,994		$ 30,000		$ 5	$ 24,995		$ 25,000		$ 6	$ 29,994		$ 30,000
Shares issued for a note conversion (in shares)																																																																																																																																																																							138					270					413					484					622					1,400					3,520					595					520					646
Net loss																																																																																																																																																																																																																																(4,790,530)	(4,790,530)
Balance at Dec. 31, 2015																																																																																																																																																																																																																													18,950	$ 2,080	44,584,118	(40,492,437)	4,112,711
Balance (in shares) at Dec. 31, 2015																																																																																																																																																																																																																														208,259
Shares issued in public offering; net (in shares)																																																																																																																																																																																																																														66,667
Preferred stock conversion																																																																																																																																																																																																																													2,077	$ 91	(2,168)		0
Preferred stock conversion (in shares)																																																																																																																																																																																																																														9,134
Series A warrant exercise																																																																																																																																																																																																																														$ 23,187	556,479		579,666
Series A warrant exercise (in shares)																																																																																																																																																																																																																														2,318,663
Shares issued for two options exercised at $65.75 per share																																																																																																																																																																																																																														$ 13	86,240		86,253
Shares issued for two options exercised at $65.75 per share (in shares)																																																																																																																																																																																																																														1,312
Vesting Expense																																																																																																																																																																																																																															147,158		147,158
Net loss																																																																																																																																																																																																																																(5,793,242)	(5,793,242)
Balance at Sep. 30, 2016																																																																																																																																																																																																																													792	$ 34,048	46,257,774	$ (46,285,679)	$ 11,514
Balance (in shares) at Sep. 30, 2016																																																																																																																																																																																																																														3,404,860
Preferred stock conversion																																																																																																																																																																																																																													$ (18,158)	$ 664	$ 17,494
Preferred stock conversion (in shares)																																																																																																																																																																																																																														66,396